SIGNIFICANT ACCOUNTING POLICIES (Tables)	13 Months Ended
Sep. 30, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful lives of property, plant and equipment	The following useful lives are applied:

Buildings	25 years
Growing and processing equipment	2-10 years
Computer equipment	5 years
Vehicles	5 years
Furniture and fixtures	10 years
Leasehold improvements	5 years
Right-of-use assets	term of lease

Disclosure of detailed information about estimated useful lives of intangible assets	Other intangible assets with a definite useful life are amortized over the estimated useful lives which are as follows:

License agreements	1-5 years
Brands	5 years
Non-compete agreements	5 years